ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Accounts and Note receivable	$601,115	$430,528
Less: allowance for credit loss	(39,057)	(39,911)
Total	$562,058	$390,617

The credit loss for accounts receivable were nil and US$1,781 for the six months ended June 30, 2023 and 2024, respectively. The Company reversed US$4,298 and nil of allowance for credit loss due to the collection of accounts receivables for the six months ended June 30, 2023 and 2024, respectively. No credit loss provision was written off for the six months ended June 30, 2023 and 2024, respectively.

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023
Accounts receivable	$1,068,666	$601,115
Less: allowance for credit loss	(209,868)	(39,057)
Total	$858,798	$562,058

The credit loss for accounts receivable were US$179,038 and nil for the years ended December 31, 2022 and 2023, respectively. The company reversed nil and US$165,288 of allowance for credit loss due to the collection of accounts receivables for the years ended December 31, 2022 and 2023, respectively. No credit loss provision was written off for the years ended December 31, 2022 and 2023, respectively.